INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Pre-tax loss	$ (68,755)	$ (13,117)
Share-based compensation expense for financial statement purposes for which no benefit was taken	1,997
Loss for which no benefit was taken		1,622
Losses not subject to tax	15,095	7,320
Utilization of losses not previously benefitted	(280)	(314)
Taxable income (loss)	(51,943)	(4,489)
United State [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(1,712)	(1,230)
Share-based compensation expense for financial statement purposes for which no benefit was taken	1,997
Loss for which no benefit was taken		1,622
Losses not subject to tax	65
Utilization of losses not previously benefitted	(280)	(314)
Taxable income (loss)	70	78
B V I [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(14,473)	(7,320)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Loss for which no benefit was taken
Losses not subject to tax	14,473	7,320
Utilization of losses not previously benefitted
Taxable income (loss)
Country Of United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(52,570)	(4,567)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Loss for which no benefit was taken
Losses not subject to tax	557
Utilization of losses not previously benefitted
Taxable income (loss)	$ (52,013)	$ (4,567)